Impairment (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals	$ (75)	$ (32)	$ 103
Producing Properties Relating To Oil And Gas Activity Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	576	44	230
Recoverable amount	539		334
Impairment (losses) reversals	$ (37)	$ (44)	$ 102
Business segment	E&P	E&P	E&P
Others [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals	$ (38)	$ 12	$ 1
Business segment	Several	Several	Several